Note 3 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Estimated Useful Lives of Property, Plant and Equipment [Table Text Block]
Furniture, fixtures and equipment:	3 years
Computer equipment and software:	3 years